Document and Entity Information	0 Months Ended
May 14, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 14, 2014
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	May 14, 2014
Document Effective Date	May 14, 2014
Prospectus Date	Mar. 21, 2014
Scotia Dynamic U.S. Growth Fund | Class I
Risk/Return:
Trading Symbol	DWUGX
Scotia Dynamic U.S. Growth Fund | Class II
Risk/Return:
Trading Symbol	DWUHX
Scotia Dynamic U.S. Growth Fund | Institutional
Risk/Return:
Trading Symbol	DWUIX